Quarterly Holdings Report
for

Fidelity Freedom® Blend 2010 Fund

December 31, 2019

FBF-Y10-QTLY-0220
1.9892462.101

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 19.5%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	132,419	$1,990,255
Fidelity Series Commodity Strategy Fund (a)	447,116	2,128,272
Fidelity Series Large Cap Growth Index Fund (a)	133,683	1,561,412
Fidelity Series Large Cap Stock Fund (a)	98,846	1,565,716
Fidelity Series Large Cap Value Index Fund (a)	222,807	2,938,823
Fidelity Series Small Cap Opportunities Fund (a)	57,973	811,620
Fidelity Series Value Discovery Fund (a)	68,482	930,670
TOTAL DOMESTIC EQUITY FUNDS
(Cost $11,255,122)		11,926,768

International Equity Funds - 17.7%
Fidelity Series Canada Fund (a)	27,228	307,399
Fidelity Series Emerging Markets Fund (a)	41,230	402,408
Fidelity Series Emerging Markets Opportunities Fund (a)	175,287	3,616,180
Fidelity Series International Growth Fund (a)	116,771	2,045,834
Fidelity Series International Index Fund (a)	63,864	680,147
Fidelity Series International Small Cap Fund (a)	33,615	581,882
Fidelity Series International Value Fund (a)	206,663	2,045,966
Fidelity Series Overseas Fund (a)	104,304	1,124,400
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $9,944,727)		10,804,216

Bond Funds - 46.7%
Fidelity Series Corporate Bond Fund (a)	389,826	4,178,935
Fidelity Series Emerging Markets Debt Fund (a)	39,787	381,955
Fidelity Series Floating Rate High Income Fund (a)	9,571	89,013
Fidelity Series Government Bond Index Fund (a)	543,515	5,685,169
Fidelity Series High Income Fund (a)	47,183	452,482
Fidelity Series Inflation-Protected Bond Index Fund (a)	570,557	5,734,100
Fidelity Series Investment Grade Bond Fund (a)	518,503	5,999,073
Fidelity Series Investment Grade Securitized Fund (a)	400,843	4,128,681
Fidelity Series Long-Term Treasury Bond Index Fund (a)	174,979	1,541,565
Fidelity Series Real Estate Income Fund (a)	25,446	283,213
TOTAL BOND FUNDS
(Cost $27,946,915)		28,474,186

Short-Term Funds - 16.1%
Fidelity Cash Central Fund 1.58% (b)	49	49
Fidelity Series Government Money Market Fund 1.65% (a)(c)	1,968,690	1,968,690
Fidelity Series Short-Term Credit Fund (a)	195,646	1,972,114
Fidelity Series Treasury Bill Index Fund (a)	590,590	5,905,901
TOTAL SHORT-TERM FUNDS
(Cost $9,827,762)		9,846,754
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $58,974,526)		61,051,924
NET OTHER ASSETS (LIABILITIES) - 0.0%		(12,188)
NET ASSETS - 100%		$61,039,736

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$110,318	$2,653,335	$864,624	$186,132	$228	$90,998	$1,990,255
Fidelity Series Canada Fund	11,003	314,884	35,515	6,692	234	16,793	307,399
Fidelity Series Commodity Strategy Fund	62,328	2,351,265	299,940	27,007	(1,238)	15,857	2,128,272
Fidelity Series Corporate Bond Fund	168,370	4,317,759	462,569	98,017	(1,012)	156,387	4,178,935
Fidelity Series Emerging Markets Debt Fund	18,543	446,049	84,638	14,557	(191)	2,192	381,955
Fidelity Series Emerging Markets Fund	14,121	420,618	38,558	8,968	(1,295)	7,522	402,408
Fidelity Series Emerging Markets Opportunities Fund	127,972	3,613,185	461,761	89,904	5,535	331,249	3,616,180
Fidelity Series Floating Rate High Income Fund	3,929	94,462	9,593	3,156	(11)	226	89,013
Fidelity Series Government Bond Index Fund	231,155	6,079,773	697,998	87,506	(2,222)	74,461	5,685,169
Fidelity Series Government Money Market Fund 1.65%	79,094	2,096,473	206,877	23,585	--	--	1,968,690
Fidelity Series High Income Fund	28,548	474,203	57,209	17,751	116	6,824	452,482
Fidelity Series Inflation-Protected Bond Index Fund	248,837	6,193,746	818,679	73,033	4,503	105,693	5,734,100
Fidelity Series International Growth Fund	92,485	2,212,666	493,295	71,613	20,226	213,752	2,045,834
Fidelity Series International Index Fund	24,205	686,426	72,639	12,822	570	41,585	680,147
Fidelity Series International Small Cap Fund	24,137	615,790	106,184	25,167	1,449	46,690	581,882
Fidelity Series International Value Fund	91,246	2,259,342	399,060	79,472	5,523	88,915	2,045,966
Fidelity Series Investment Grade Bond Fund	246,122	6,302,475	694,403	106,808	(737)	145,616	5,999,073
Fidelity Series Investment Grade Securitized Fund	173,652	4,401,238	471,084	100,131	(480)	25,355	4,128,681
Fidelity Series Large Cap Growth Index Fund	86,369	1,904,279	640,442	20,961	20,719	190,487	1,561,412
Fidelity Series Large Cap Stock Fund	85,985	1,971,778	618,538	96,598	15,796	110,695	1,565,716
Fidelity Series Large Cap Value Index Fund	161,014	3,668,180	1,034,635	179,959	20,934	123,330	2,938,823
Fidelity Series Long-Term Treasury Bond Index Fund	133,456	2,607,105	1,249,129	142,838	74,388	(24,255)	1,541,565
Fidelity Series Overseas Fund	--	1,036,496	--	4,045	--	87,904	1,124,400
Fidelity Series Real Estate Income Fund	12,475	300,865	33,214	14,024	158	2,929	283,213
Fidelity Series Short-Term Credit Fund	79,524	2,087,681	209,882	30,611	(82)	14,873	1,972,114
Fidelity Series Small Cap Opportunities Fund	42,953	980,967	249,318	43,628	1,695	35,323	811,620
Fidelity Series Treasury Bill Index Fund	235,082	6,287,864	620,540	69,358	(30)	3,525	5,905,901
Fidelity Series Value Discovery Fund	50,945	1,141,064	331,949	36,431	7,100	63,510	930,670
	$2,643,868	$67,519,968	$11,262,273	$1,670,774	$171,876	$1,978,436	$61,051,875

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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